Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net (Impairment) Reversal of Impairment (CGUs Pemex Logistics) (Detail) - Logistics as a part of Other Operating Subsidiary Companies (formerly Pemex Logistics) - MXN ($)
$ in Thousands
	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment)	$ (22,143,105)
Recoverable amount of asset or cash-generating unit	$ 76,097,669
Discount rate, impairment reversal	13.99%
Estimated useful lives	17 years
Total		$ 582,924
Vessel
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of asset or cash-generating unit		$ 73,098,806
Discount rate, impairment reversal		14.57%	14.80%
Estimated useful lives		17 years